THE PIERPONT FUNDS
                               6 ST. JAMES AVENUE
                          BOSTON, MASSACHUSETTS 02116
                                 (617) 423-0800

                                                                October 23, 1995

Division of Investment Management
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

             RE: RULE 24F-2 NOTICE FOR THE PIERPONT FUNDS WITH RESPECT TO THE PIERPONT TAX EXEMPT MONEY MARKET FUND AND THE PIERPONT TAX EXEMPT BOND FUND (REGISTRATION STATEMENT FILE NO. 33-54632)

Ladies and Gentlemen:

         The purpose of this letter is to notify the Commission within two months of the end of the Registrant's fiscal year of the number of Registrant's shares sold during the last fiscal year which are to be registered pursuant to Rule 24f-2 and to pay the appropriate registration fee.


         The information required by the above-referenced rule is as follows:

1. This "Rule 24f-2 Notice" is being filed for the fiscal year ending August 31, 1995 ("Fiscal Year").

2.       42,481,683   shares  of  the  capital  stock  of  the  Registrant  were registered during the Fiscal Year pursuant to Rule 24e-2.

3. 3,832,034,142 shares of the capital stock of the Registrant were sold during the Fiscal year.

4. All 3,832,034,142 shares of the capital stock of the Registrant were sold during the Fiscal Year in reliance upon the Declaration of the Registrant of an indefinite amount of securities under Rule 24f-2 ("24f-2 Declaration").

5. Attached to this Rule 24f-2 Notice, and made part hereof, is an opinion of counsel indicating that the securities, the registration of which the Notice makes definite in number, were legally issued, fully paid, and non-assessable.




Securities and Exchange Commission
October 23, 1995
Page 2
Division of Investment Management


6. In accordance with subsection (c) of Rule 24f-2, the actual aggregate sales price used to calculate the required filing fee is $0. The fee computation is based upon the actual aggregate sale price for which such securities were sold during the Fiscal Year, reduced by the difference between:

(1) The actual aggregate redemption price of the shares redeemed by the Registrant during the Fiscal Year, and

(2)       The  actual  aggregate   redemption  price  of  such  redeemed  shares
          previously applied by the Registrant pursuant to 24e-2(a) in the filings made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.

         Aggregate Sale Price for Shares Sold During Fiscal
         Year in Reliance Upon the 24f-2 Declaration for


         The Pierpont Exempt Money Market Fund                  $  3,817,542,595
         The Pierpont Tax Exempt Bond Fund                           163,344,760
                                                                    ------------
                                                                $  3,980,887,355

         Reduced by the difference Between

         (1)      Aggregate Redemption Price of
                  Shares Redeemed During the Fiscal
                  Year for

         The Pierpont Exempt Money Market Fund                  $  3,838,123,338
         The Pierpont Tax Exempt Bond Fund                           225,892,051
                                                                    ------------
                                                                $  4,064,015,389


         and,
         (2)      Aggregate Redemption Price of Redeemed
                  Shares Previously Applied by Registrant Pursuant
                  to 24e-2(a) Filings Made Pursuant to Section
                   24(e)(1) of Investment Company Act of 1940.             $ -0-

         Equals                                                   $ (83,128,034)
                                                                    ------------


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Division of Investment Management
Securities and Exchange Commission
October 23, 1995
Page 3




7. Enclosed please find an opinion of counsel. The fee has been calculated as follows:

                  $0 / 2,900 = $0


                                            Very truly yours,

                                            THE PIERPONT FUNDS


                                                     By:     /s/DANIEL E. SHEA
                                                             Daniel E. Shea
                                                             Assistant Treasurer

                               PHILIP W. COOLIDGE
                               6 ST. JAMES AVENUE
                                  NINTH FLOOR
                          BOSTON, MASSACHUSETTS 02116
                                 (617) 423-0800


                                                                October 23, 1995


The Pierpont Funds
6 St. James Avenue
Boston, Massachusetts 02116

Ladies and Gentlemen:

RE:      RULE 24F-2 NOTICE FOR THE PIERPONT FUNDS FOR THE
         YEAR ENDED AUGUST 31 , 1995.


         This opinion is being furnished in connection with the registration, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended (the "1940 Act"), of an indefinite number of Shares of Beneficial Interest (par value $0.001 per share) (the "Shares") of The Pierpont Funds, a Massachusetts business trust (the "Trust"), under the Securities Act of 1933, as amended (the "1933 Act"). I understand that the Trust proposes to file a notice (the "Notice") with the Securities and Exchange Commission (the "Commission") with respect to the Trust's fiscal year ended August 31, 1995, pursuant to such Rule 24f-2 under the 1940 Act. This opinion is being furnished with a view to your filing it with the Commission in conjunction with the filing of the Notice.

         This opinion is limited solely to the laws of the Commonwealth of Massachusetts as applied by courts in such Commonwealth. This opinion is limited solely to the Shares of the Trust as of the fiscal year ended August 31, 1995, as reflected in the Notice. I understand that the foregoing limitation is acceptable to you.

         Based upon and subject to the foregoing, please be advised that it is my opinion that the Shares covered by the Notice were legally issued and (to the extent still outstanding) are fully paid and non-assessable, except that, as set forth in the Trust's registration statement as currently in effect filed with the Commission pursuant to the 1933 Act, shareholders of the Trust may under certain circumstances be held personally liable for its obligations.

                                                               Very truly yours,

                                                           /s/PHILIP W. COOLIDGE
                                                              Philip W. Coolidge